Leases (Details Narrative) R$ in Thousands	12 Months Ended
	Dec. 31, 2024 BRL (R$) Number	Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Sublease revenue	R$ 62,109	R$ 67,021
Interest paid	1,175,350	1,122,523
Contract cancellation penalties	R$ 287,000	R$ 238,000
Average incremental rate	11.88%	13.63%
Rental expense	R$ 30,050	R$ 32,037
Sale Of Towers [Member]
IfrsStatementLineItems [Line Items]
Sales	2,651,247
Deferred revenue	R$ 1,088,390
Sale Of Towers [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Finance lease liabilities interest rate	11.01%
Sale Of Towers [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Finance lease liabilities interest rate	17.08%
Sale Of Towers [Member] | TIM Celular SA [Member]
IfrsStatementLineItems [Line Items]
Maximum number of towers owned | Number	6,481
Owned amount of telecommunications towers	R$ 3,000,000
LT Amazonas [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables interest rate	12.56%
Finance lease liabilities interest rate	14.44%